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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   0

Form 13F Information Table Entry Total:            22

Form 13F Information Table Value Total         35,269
                                          (thousands)

List of Other Included Managers: None


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
             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
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                                                              VALUE    SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS  CUSIP    [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY UNITS     CONVERTIBLE PFD 020039822    1,882    38,500 SH              SOLE                  --      --  --
BARNES & NOBLE INC                 CONVERTIBLE DEB 067774AD1    2,129 2,075,000 PRN             SOLE                  --      --  --
CNF TRUST I $2.50 SERIES A DUE
   6/1/12                          CONVERTIBLE PFD 12612V205    2,692    54,850 SH              SOLE                  --      --  --
DEVON ENERGY CORP CV DEB           CONVERTIBLE DEB 25179MAA1    1,348 1,325,000 PRN             SOLE                  --      --  --
DEVON ENERGY CORP CV DEB           CONVERTIBLE DEB 25179MAB9    1,475 1,450,000 PRN             SOLE                  --      --  --
DUANE READE CV DEB                 CONVERTIBLE DEB 263578AC0    2,646 5,150,000 PRN             SOLE                  --      --  --
EL PASO ENERGY 4.75% CAP TR PFD    CONVERTIBLE PFD 283678209      618   20,500  SH              SOLE                  --      --  --
EQUITY RESIDENTIAL 7.25% CV PFD G  CONVERTIBLE PFD 29476L859    2,326    89,200 SH              SOLE                  --      --  --
FORD MOTOR 6.50% CAP TR II CV PFD  CONVERTIBLE PFD 345395206      910   21,000  SH              SOLE                  --      --  --
GENERAL MOTORS CORP CV W/PAR       CONVERTIBLE DEB 370442733    1,517    66,000 PRN             SOLE                  --      --  --
HANOVER COMPRESSOR CO CV DEB       CONVERTIBLE DEB 410768AC9    1,507 1,677,000 PRN             SOLE                  --      --  --
KAMAN CORP CV DEB                  CONVERTIBLE DEB 483548AC7    2,037 2,071,000 PRN             SOLE                  --      --  --
KERR MCGEE CORPORATION             CONVERTIBLE DEB 492386AP2    2,372 2,275,000 PRN             SOLE                  --      --  --
LOEWS CORP CV DEB                  CONVERTIBLE DEB 540424AL2      622  675,000  PRN             SOLE                  --      --  --
NEW YORK COMMUNITY BANCORP 6% CV
   TR PFD                          CONVERTIBLE PFD 64944P307    2,752    43,000 SH              SOLE                  --      --  --
NORAM ENERGY CORP CV DEB           CONVERTIBLE DEB 655419AC3      338  356,000  PRN             SOLE                  --      --  --
RECKSON ASSOCIATES $1.90625 CV PFD CONVERTIBLE PFD 75621K205    1,328    53,000 SH              SOLE                  --      --  --
REINSURANCE GROUP OF AMERICA 5.75%
   PIERS                           CONVERTIBLE PFD 759351307    2,305    39,400 SH              SOLE                  --      --  --
ROBBINS & MYERS CV SUB NOTES       CONVERTIBLE DEB 770196AB9      171  159,000  PRN             SOLE                  --      --  --
ROUSE COMPANY $3.00 CV PFD SERIES
   B                               CONVERTIBLE PFD 779273309    2,238    39,000 SH              SOLE                  --      --  --
THERMO ELECTRON CORP CV DEBS       CONVERTIBLE DEB 883556AJ1      284  300,000  PRN             SOLE                  --      --  --
WORLD COLOR PRESS INC CV DEB       CONVERTIBLE DEB 981443AA2    1,772 1,750,000 PRN             SOLE                  --      --  --
                                                               35,269


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